Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual Equity Awards
In 2025, our Compensation Committee approved the grant of stock options, which are not exercisable until the sixth anniversary of the grant date, subject to the recipient’s continued employment through such time. The following discussion is of option award timing in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The Company’s long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Committee or, with respect to the CEO’s equity award, the Board reviews and approves the value, amount, and form of the equity compensation to be awarded (inclusive of RSUs, performance stock units, and stock options) to executive officers. The grant of approved equity awards then occurs a week after the Board’s first quarterly meeting. The first quarterly meeting of the Board typically occurs after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.
The Committee does not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year. During 2025, we did not grant stock options to our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information.

Award Timing Method	The Company’s long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Committee or, with respect to the CEO’s equity award, the Board reviews and approves the value, amount, and form of the equity compensation to be awarded (inclusive of RSUs, performance stock units, and stock options) to executive officers. The grant of approved equity awards then occurs a week after the Board’s first quarterly meeting. The first quarterly meeting of the Board typically occurs after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.